Payables to third parties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Payables to third parties
13.	Payables to third parties

	December 31, 2018	December 31, 2017
Payables to third parties	4,324,198	3,080,569

	4,324,198	3,080,569

Payables to third parties correspond to amounts to be paid to commercial establishments with respect to transactions carried out by their card holders, net of the intermediation fees and discounts applied. PagSeguro Brazil’s average settlement terms agreed upon with commercial establishments is up to 30 days.